Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Other current liabilities [abstract]
Sundry creditors	$ 593		$ 688
Derivative financial instruments	3,916		204
Total	$ 4,509	$ 230	$ 892